Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Information about Certain Financial Assets and Liabilities

The following table provides additional information about certain of our financial assets and liabilities:
	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Selected financial assets measured at fair value on a recurring basis(a)
Trading securities(b)	$142	$154
Available-for-sale debt securities(c)	32,584	29,179
Available-for-sale money market funds(d)	1,727	1,727
Available-for-sale equity securities, excluding money market funds(c)	263	317
Derivative financial instruments in receivable positions:(e)
Interest rate swaps	1,036	1,033
Foreign currency forward-exchange contracts	152	349
Foreign currency swaps	194	17
	36,098	32,776
Other selected financial assets
Held-to-maturity debt securities, carried at amortized cost(c), (f)	1,513	1,587
Private equity securities, carried at equity method or at cost(f), (g)	1,239	1,020
	2,752	2,607
Total selected financial assets	$38,850	$35,383
Financial liabilities measured at fair value on a recurring basis(a)
Derivative financial instruments in a liability position:(h)
Foreign currency swaps	$428	$1,396
Foreign currency forward-exchange contracts	243	355
Interest rate swaps	33	14
	704	1,765
Other financial liabilities(i)
Short-term borrowings, carried at historical proceeds, as adjusted(f)	6,424	4,016
Long-term debt, carried at historical proceeds, as adjusted(j), (k)	31,036	34,926
	37,460	38,942
Total selected financial liabilities	$38,164	$40,707

(a)
We use a market approach in valuing financial instruments on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value. All of our financial assets and liabilities measured at fair value on a recurring basis use Level 2 inputs in the calculation of fair value, except less than 1% that use Level 1 or Level 3 inputs.

(b)	Trading securities are held in trust for legacy business acquisition severance benefits.

(c)	Gross unrealized gains and losses are not significant.

(d)
Includes $408 million as of December 31, 2012 and $357 million as of December 31, 2011 of money market funds held in trust in connection with the asbestos litigation involving Quigley Company, Inc., a wholly owned subsidiary. As of December 31, 2011, this amount includes approximately $625 million of money market funds that were held in escrow to secure certain of Wyeth’s payment obligations under its 1999 Nationwide Class Action Settlement Agreement, which relates to litigation against Wyeth concerning its former weight-loss products, Redux and Pondimin. The amounts held in escrow at December 31, 2011 were released from restriction during 2012 and classified as part of Short-term investments.

(e)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $102 million as of December 31, 2012; and foreign currency forward-exchange contracts with fair values of $169 million and interest rate swaps with fair values of $8 million as of December 31, 2011.

(f)
The differences between the estimated fair values and carrying values of held to maturity debt securities, private equity securities at cost and short-term borrowings not measured at fair value on a recurring basis were not significant as of December 31, 2012 or December 31, 2011. The fair value measurements of our held-to-maturity debt securities and our short-term borrowings are based on Level 2 inputs, using a market approach. The fair value measurements of our private equity securities at cost are based on Level 3 inputs, using a market approach.

(g)	Our private equity securities represent investments in the life sciences sector.

(h)
Designated as hedging instruments, except for certain contracts used as offsets; namely, foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $129 million as of December 31, 2012; and foreign currency forward-exchange contracts with fair values of $141 million and foreign currency swaps with fair values of $123 million as of December 31, 2011.

(i)	Some carrying amounts may include adjustments for discount or premium amortization or for the effect of interest rate swaps designated as hedges.

(j)	Includes foreign currency debt with fair values of $809 million as of December 31, 2012 and $919 million as of December 31, 2011, which are used as hedging instruments.

(k)
The fair value of our long-term debt (not including the current portion of long-term debt) is $37.5 billion as of December 31, 2012 and $40.1 billion as of December 31, 2011. The fair value measurements for our long-term debt are based on Level 2 inputs, using a market approach.

Selected Financial Assets and Liabilities Presented in the Condensed Consolidated Balance Sheets

The following table provides the classification of these selected financial assets and liabilities in our consolidated balance sheets:
	As of December 31,
(MILLIONS OF DOLLARS)	2012	2011
Assets
Cash and cash equivalents	$1,000	$900
Short-term investments	22,319	23,270
Long-term investments	14,149	9,814
Taxes and other current assets(a)	296	357
Taxes and other noncurrent assets(b)	1,086	1,042
	$38,850	$35,383
Liabilities
Short-term borrowings, including current portion of long-term debt	$6,424	$4,016
Other current liabilities(c)	330	459
Long-term debt	31,036	34,926
Other noncurrent liabilities(d)	374	1,306
	$38,164	$40,707

(a)
As of December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($152 million) and foreign currency swaps ($144 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($349 million) and interest rate swaps ($8 million).

(b)
As of December 31, 2012, derivative instruments at fair value include interest rate swaps ($1 billion) and foreign currency swaps ($50 million) and, as of December 31, 2011, include interest rate swaps ($1 billion) and foreign currency swaps ($17 million).

(c)
At December 31, 2012, derivative instruments at fair value include foreign currency forward-exchange contracts ($243 million) and foreign currency swaps ($87 million) and, as of December 31, 2011, include foreign currency forward-exchange contracts ($355 million) and foreign currency swaps ($104 million).

(d)
At December 31, 2012, derivative instruments at fair value include foreign currency swaps ($341 million) and interest rate swaps ($33 million) and, as of December 31, 2011, include foreign currency swaps ($1.3 billion) and interest rate swaps ($14 million).

Contractual Maturities of Available-for-sale and Held-to-maturity Debt Securities

The following table provides the contractual maturities of the available-for-sale and held-to-maturity debt securities:
	Years
		Over 1	Over 5	December 31, 2012
(MILLIONS OF DOLLARS)	Within 1	to 5	to 10	Total
Available-for-sale debt securities
Western European and other government debt(a)	$13,671	$2,084	$—	$15,755
Corporate debt(b)	1,085	4,468	1,741	7,294
Reverse repurchase agreements(c)	2,790	—	—	2,790
Western European, Scandinavian and other government agency debt(a)	2,348	415	—	2,763
Federal Home Loan Mortgage Corporation and Federal National Mortgage Association asset-backed securities	—	2,492	43	2,535
U.S. government debt	688	197	—	885
Supranational debt(a)	168	394	—	562
Held-to-maturity debt securities
Certificates of deposit and other	1,240	273	—	1,513
Total debt securities	$21,990	$10,323	$1,784	$34,097

(a)	All issued by above-investment-grade governments, government agencies or supranational entities, as applicable.

(b)	Largely issued by above-investment-grade institutions in the financial services sector.

(c)	Involving U.S. government securities.

Schedule of Long-term Debt Instruments

The following table provides the components of our senior unsecured long-term debt:
		As of December 31,
(MILLIONS OF DOLLARS)	Maturity Date	2012	2011
6.20%(a)	March 2019	$3,327	$3,248
5.35%(a)	March 2015	3,065	3,069
7.20%(a)	March 2039	2,903	2,948
4.75% euro(b)	June 2016	2,638	2,583
5.75% euro(b)	June 2021	2,634	2,581
3.625% euro(b), (c)	June 2013	—	2,392
6.50% U.K. pound(b)	June 2038	2,407	2,306
5.95%	April 2037	2,086	2,088
5.50%	February 2014	1,832	1,893
5.50%(d)	March 2013	—	1,564
4.55% euro	May 2017	1,384	1,325
4.75% euro	December 2014	1,284	1,266
5.50%	February 2016	1,048	1,061
Notes and other debt with a weighted-average interest rate of 6.51%(e)	2021–2036	3,403	3,435
Notes and other debt with a weighted-average interest rate of 5.28%(f)	2014–2018	2,254	2,302
Foreign currency notes and other foreign currency debt with a weighted- average interest rate of 2.48%(g)	2014-2016	771	865
Long-term debt		$31,036	$34,926
Current portion of long-term debt (not included above)		$2,449	$6

(a)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50% plus, in each case, accrued and unpaid interest.

(b)
Instrument is callable by us at any time at the greater of 100% of the principal amount or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20% plus, in each case, accrued and unpaid interest.

(c)	At December 31, 2012, the note has been reclassified to Current portion of long-term debt.

(d)	At December 31, 2012, the note had been called and is no longer outstanding.

(e)	Contains debt issuances with a weighted-average maturity of approximately 17 years.

(f)	Contains debt issuances with a weighted-average maturity of approximately 4 years.

(g)	Contains debt issuances with a weighted-average maturity of approximately 3 years.

Schedule of Maturities of Long-term Debt

The following table provides the maturity schedule of our Long-term debt outstanding as of December 31, 2012:
(MILLIONS OF DOLLARS)	2014	2015	2016	2017	After 2017	Total
Maturities	$3,922	$3,065	$4,449	$1,907	$17,693	$31,036

Schedule of Gains/(Losses) Incurred to Hedge or Offset Operational Foreign Exchange or Interest Rate Risk

The following table provides information about the gains/(losses) incurred to hedge or offset operational foreign exchange or interest rate risk:
	Amount of Gains/(Losses) Recognized in OID(a), (b), (c)		Amount of Gains/(Losses) Recognized in OCL (Effective Portion)(a), (d)		Amount of Gains/(Losses) Reclassified from OCL into OID (Effective Portion)(a), (d)
(MILLIONS OF DOLLARS)	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011	Dec 31, 2012	Dec 31, 2011
Derivative Financial Instruments in Cash Flow Hedge Relationships:
Foreign currency swaps	$—	$—	$676	$(496)	$257	$(243)

Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency swaps	(4)	7	200	(1,059)	—	—

Derivative Financial Instruments Not Designated as Hedges:
Foreign currency forward-exchange contracts	(61)	(260)	—	—	—	—
Foreign currency swaps	(7)	106	—	—	—	—

Non-Derivative Financial Instruments in Net Investment Hedge Relationships:
Foreign currency short-term borrowings	—	—	—	940	—	—
Foreign currency long-term debt	—	—	88	(41)	—	—
All other net	7	15	5	(4)	6	4
	$(65)	$(132)	$969	$(660)	$263	$(239)

(a)
OID = Other (income)/deductions—net, included in Other deductions—net in the consolidated statements of income. OCL = Other comprehensive loss, included in the consolidated statements of comprehensive income.

(b)	Also includes gains and losses attributable to the hedged risk in fair value hedge relationships.

(c)	There was no significant ineffectiveness for any period presented.

(d)
Amounts presented represent the effective portion of the gain or loss. For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive loss––Unrealized holding gains/(losses) on derivative financial instruments. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive loss––foreign currency translation adjustments.